Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2022
Baidu
Total Share-Based Compensation Cost Recognized
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	360	399	409	59
Expensed as selling, general and administrative	1,897	1,840	1,750	253
Expensed as research and development	4,471	4,817	4,629	672

	6,728	7,056	6,788	984

Option Activity
The following table summarizes the option activity for the year ended December 31, 2022:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)

Incentive share options
Outstanding, December 31, 2021	21,453,560	17	6	84

Granted	1,608,504	20
Exercised	(2,500,936)	10
Forfeited/Cancelled	(891,832)	17

Outstanding, December 31, 2022	19,669,296	19	6	20

Vested and expected to vest at December 31, 2022	18,464,496	19	5	18

Exercisable at December 31, 2022	16,179,616	19	5	14

Assumptions Used to Estimate Fair Values of Share Options Granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

For the years ended December 31
	2020	2021	2022
Risk-free interest rate	1.51~1.52%	0.63~1.23%	1.92~2.96%
Dividend yield	—	—	—
Expected volatility range	34.83%~34.92%	38.12%~39.82%	40.66%~47.03%
Expected life (in years)	5.90~6.01	5.80~5.86	5.26~5.49

Restricted Shares Activity	Restricted Shares activity for the year ended December 31, 2022 was as follow:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2021	138,440,472	19
Granted	57,803,056	15
Vested	(47,059,064)	19
Forfeited/Cancelled	(22,934,104)	18

Unvested, December 31, 2022	126,250,360	17

iQIYI
Total Share-Based Compensation Cost Recognized
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	202	173	148	21
Expensed as selling, general and administrative	851	718	424	61
Expensed as research and development	317	328	239	35

	1,370	1,219	811	117

Option Activity
The following table sets forth the summary of employee option activity for the year ended December 31, 2022:

	Number of share options	Weighted average exercise price （ US$ ）	Weighted average remaining contractual life (Years)	Aggregate Intrinsic value (US$ in millions)
Outstanding, December 31, 2021	341,665,534	0.49	7	57
Granted	174,961,521	0.11
Forfeited/Expired	(17,625,428)	0.26
Exercised	(19,530,525)	0.48

Outstanding, December 31, 2022	479,471,102	0.35	7	193

Vested and expected to vest at December 31, 2022	450,152,110	0.37	7	174

Exercisable at December 31, 2022	276,887,892	0.48	5	77